SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2020
Disclosure Of Entity's Operating Segments [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION
Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.
Our operations are segmented by – 1) hydroelectric, 2) wind, 3) solar, 4) storage & other (cogeneration and biomass), and 5) corporate – with hydroelectric and wind further segmented by geography (i.e., North America, Colombia, Brazil, Europe and Asia). This best reflects the way in which the CODM reviews results, manages operations and allocates resources. The Colombia segment aggregates the financial results of its hydroelectric and cogeneration facilities. The Canada segment includes the financial results of our strategic investment in TransAlta Corporation ("TransAlta"). The corporate segment represents all activity performed above the individual segments for the business.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, and LP Units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items.
Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.
Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
In accordance with IFRS 8, Operating Segments, Brookfield Renewable discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. Except as it relates to proportionate financial information discussed above, the accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and significant accounting policies. Brookfield Renewable analyzes the performance of its operating segments based on revenues, Adjusted EBITDA, and Funds From Operations. Adjusted EBITDA and Funds From Operations are not generally accepted accounting measures under IFRS and therefore may differ from definitions of Adjusted EBITDA and Funds From Operations used by other entities.
Brookfield Renewable uses Adjusted EBITDA to assess the performance of its operations before the effects of interest expense, income taxes, depreciation, management service costs, non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, distributions to preferred shareholders and preferred limited partners and other typical non-recurring items.
Brookfield Renewable uses Funds From Operations to assess the performance of its operations and is defined as Adjusted EBITDA less management service costs, interest and current income taxes, which is then adjusted for the cash portion of non-controlling interests and distributions to preferred shareholders and preferred limited partners.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2020:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Storage & Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	217	39	45	56	15	7	7	61	19	—	466	(104)	289	651
Other income	19	6	6	2	3	1	2	11	1	28	79	(7)	(49)	23
Direct operating costs	(63)	(10)	(26)	(13)	(5)	(2)	(3)	(13)	(8)	(6)	(149)	25	(124)	(248)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	86	5	91
Adjusted EBITDA	173	35	25	45	13	6	6	59	12	22	396	—	121
Management service costs	—	—	—	—	—	—	—	—	—	(36)	(36)	—	—	(36)
Interest expense	(29)	(4)	(7)	(15)	(3)	(1)	(2)	(20)	(3)	(20)	(104)	30	(80)	(154)
Current income taxes	1	(2)	1	(1)	—	—	—	(2)	(1)	—	(4)	3	4	3
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(14)	(14)	—	—	(14)
Preferred equity	—	—	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(33)	(5)	(38)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(40)	(40)
Funds From Operations	145	29	19	29	10	5	4	37	8	(54)	232	—	—
Depreciation	(59)	(16)	(5)	(37)	(10)	(3)	(2)	(20)	(5)	(1)	(158)	43	(77)	(192)
Foreign exchange and unrealized financial instrument loss	(32)	—	(6)	(3)	(8)	—	—	(7)	(5)	10	(51)	15	22	(14)
Deferred income tax expense	(2)	—	(2)	—	—	—	1	(1)	—	4	—	2	8	10
Other	(42)	(4)	5	—	(1)	(2)	(1)	(15)	1	(8)	(67)	10	40	(17)
Share of earnings from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(70)	2	(68)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	5	5
Net income (loss) attributable to Unitholders(2)	10	9	11	(11)	(9)	—	2	(6)	(1)	(49)	(44)	—	—	(44)

(1)
Share of loss from equity-accounted investments of $15 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $35 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.

(2)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2019:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Storage & Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	275	58	56	58	22	9	3	51	21	—	553	(98)	332	787
Other income	8	2	—	—	1	—	—	1	—	2	14	(2)	5	17
Direct operating costs	(72)	(18)	(21)	(18)	(8)	(3)	(1)	(10)	(11)	(5)	(167)	27	(112)	(252)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	73	5	78
Adjusted EBITDA	211	42	35	40	15	6	2	42	10	(3)	400	—	230
Management service costs	—	—	—	—	—	—	—	—	—	(23)	(23)	—	—	(23)
Interest expense	(39)	(6)	(8)	(16)	(4)	(2)	(1)	(15)	(3)	(25)	(119)	26	(85)	(178)
Current income taxes	(4)	(3)	(2)	(1)	—	—	—	—	—	—	(10)	—	(5)	(15)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(11)	(11)	—	—	(11)
Preferred equity	—	—	—	—	—	—	—	—	—	(7)	(7)	—	—	(7)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(26)	(5)	(31)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(135)	(135)
Funds From Operations	168	33	25	23	11	4	1	27	7	(69)	230	—	—
Depreciation	(56)	(22)	(5)	(39)	(13)	(5)	(1)	(15)	(6)	(1)	(163)	36	(73)	(200)
Foreign exchange and unrealized financial instrument loss	1	4	(1)	(1)	(8)	—	—	4	—	(12)	(13)	4	(3)	(12)
Deferred income tax expense	(23)	1	(2)	1	1	—	—	—	—	12	(10)	(1)	(3)	(14)
Other	(11)	—	—	(6)	(2)	5	2	(12)	—	(3)	(27)	8	18	(1)
Share of earnings from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(47)	—	(47)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	61	61
Net income (loss) attributable to Unitholders(2)	79	16	17	(22)	(11)	4	2	4	1	(73)	17	—	—	17

(1)
Share of earnings from equity-accounted investments of nil is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $74 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.

(2)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2020:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Storage & Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	482	100	105	116	37	11	13	110	37	—	1,011	(199)	631	1,443
Other income	21	9	8	4	3	1	2	12	1	30	91	(9)	(49)	33
Direct operating costs	(132)	(27)	(52)	(27)	(14)	(3)	(4)	(27)	(18)	(11)	(315)	53	(247)	(509)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	155	13	168
Adjusted EBITDA	371	82	61	93	26	9	11	95	20	19	787	—	348
Management service costs	—	—	—	—	—	—	—	—	—	(67)	(67)	—	—	(67)
Interest expense	(68)	(8)	(14)	(34)	(5)	(2)	(4)	(37)	(5)	(40)	(217)	57	(156)	(316)
Current income taxes	(2)	(4)	(3)	(1)	—	(1)	—	(3)	(1)	—	(15)	7	(8)	(16)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Preferred equity	—	—	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(64)	(8)	(72)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(176)	(176)
Funds From Operations	301	70	44	58	21	6	7	55	14	(127)	449	—	—
Depreciation	(117)	(36)	(11)	(79)	(22)	(7)	(4)	(42)	(10)	(2)	(330)	91	(159)	(398)
Foreign exchange and unrealized financial instrument loss	(14)	7	(1)	(5)	(11)	—	(1)	(12)	(4)	(3)	(44)	19	31	6
Deferred income tax expense	(22)	1	(3)	(2)	1	—	1	(2)	—	20	(6)	7	10	11
Other	(62)	(8)	5	1	(1)	(2)	1	(19)	—	(10)	(95)	12	58	(25)
Share of earnings from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(129)	2	(127)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	58	58
Net income (loss) attributable to Unitholders(2)	86	34	34	(27)	(12)	(3)	4	(20)	—	(122)	(26)	—	—	(26)

(1)
Share of loss from equity-accounted investments of $31 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $118 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.

(2)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2019:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Storage & Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	539	123	118	121	50	16	5	89	45	—	1,106	(189)	695	1,612
Other income	9	3	—	2	1	—	—	2	—	4	21	(6)	10	25
Direct operating costs	(142)	(35)	(45)	(35)	(16)	(5)	(2)	(17)	(24)	(11)	(332)	56	(230)	(506)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	139	12	151
Adjusted EBITDA	406	91	73	88	35	11	3	74	21	(7)	795	—	487
Management service costs	—	—	—	—	—	—	—	—	—	(44)	(44)	—	—	(44)
Interest expense	(80)	(12)	(16)	(35)	(7)	(4)	(1)	(29)	(7)	(49)	(240)	50	(161)	(351)
Current income taxes	(6)	(6)	(6)	(1)	—	(1)	—	—	—	—	(20)	1	(20)	(39)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(21)	(21)	—	—	(21)
Preferred equity	—	—	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(51)	(9)	(60)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(297)	(297)
Funds From Operations	320	73	51	52	28	6	2	45	14	(134)	457	—	—
Depreciation	(111)	(44)	(10)	(79)	(23)	(9)	(2)	(28)	(12)	(2)	(320)	69	(149)	(400)
Foreign exchange and unrealized financial instrument loss	3	3	(1)	(1)	(9)	(1)	—	4	(1)	(28)	(31)	5	(4)	(30)
Deferred income tax expense	(40)	2	(4)	17	6	—	(1)	16	—	18	14	(36)	(12)	(34)
Other	(26)	(1)	1	(7)	(2)	5	2	(24)	—	(8)	(60)	21	36	(3)
Share of earnings from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(59)	—	(59)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	129	129
Net income (loss) attributable to Unitholders(2)	146	33	37	(18)	—	1	1	13	1	(154)	60	—	—	60

(1)
Share of loss from equity-accounted investments of $32 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests - in operating subsidiaries of $168 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.

(2)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table presents information on a segmented basis about certain items in Brookfield Renewable's statements of financial position:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind				Solar	Storage & Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
As at June 30, 2020
Cash and cash equivalents	$23	$13	$26	$22	$12	$2	$5	$70	$12	$8	$193	$(101)	$137	$229
Property, plant and equipment	11,401	1,407	1,536	2,443	649	266	173	2,168	710	—	20,753	(4,289)	12,063	28,527
Total assets	12,166	1,545	1,774	2,579	733	282	218	2,376	751	255	22,679	(3,102)	13,748	33,325
Total borrowings	3,186	158	413	1,265	319	66	121	1,383	223	2,129	9,263	(2,306)	3,929	10,886
Other liabilities	2,893	102	434	556	112	8	23	345	40	446	4,959	(771)	2,077	6,265
For the six months ended June 30, 2020:
Additions to property, plant and equipment	226	15	1	4	4	1	—	20	6	1	278	(14)	137	401
As at December 31, 2019
Cash and cash equivalents	$10	$7	$10	$18	$21	$2	$5	$63	$6	$1	$143	$(89)	$61	$115
Property, plant and equipment	11,488	1,938	1,773	2,556	628	368	187	2,018	732	—	21,688	(4,147)	13,173	30,714
Total assets	12,218	2,126	2,027	2,705	692	391	233	2,266	780	103	23,541	(2,872)	15,022	35,691
Total borrowings	3,070	208	449	1,221	326	71	124	1,470	235	2,107	9,281	(2,157)	3,880	11,004
Other liabilities	2,877	148	499	597	100	10	28	335	31	248	4,873	(715)	2,398	6,556
For the six months ended June 30, 2019:
Additions to property, plant and equipment	21	1	12	12	2	—	—	—	8	1	57	(13)	24	68
Geographical Information
The following table presents consolidated revenue split by geographical region for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
United States	$231	$294	$530	$596
Colombia	189	231	436	488
Canada	97	97	187	181
Brazil	71	99	156	199
Europe	16	27	43	69
Asia	47	39	91	79
	$651	$787	$1,443	$1,612
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	June 30, 2020	December 31, 2019
United States	$14,942	$14,952
Colombia	6,370	7,353
Canada	4,026	4,268
Brazil	2,659	3,631
Europe	1,455	1,539
Asia	854	860
	$30,306	$32,603